Subsidiary guarantee information - Income statement related (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Condensed consolidating statements of operations
Interest and dividend income	SFr 5,653	SFr 4,818	SFr 5,090	SFr 10,471	SFr 9,541
Interest expense	(3,652)	(3,286)	(3,497)	(6,938)	(6,363)
Net interest income	2,001	1,532	1,593	3,533	3,178
Commissions and fees	2,927	2,612	3,159	5,539	6,205
Trading revenues	182	840	528	1,022	1,106
Other revenues	471	403	315	874	742
Net revenues	5,581	5,387	5,595	10,968	11,231
Provision for credit losses	25	81	73	106	121
Compensation and benefits	2,545	2,518	2,547	5,063	5,085
General and administrative expenses	1,395	1,413	1,420	2,808	2,928
Commission expenses	314	313	328	627	672
Restructuring expenses			175		319
Total other operating expenses	1,709	1,726	1,923	3,435	3,919
Total operating expenses	4,254	4,244	4,470	8,498	9,004
Income/(loss) before taxes	1,302	1,062	1,052	2,364	2,106
Income tax expense/(benefit)	365	313	398	678	760
Net income/(loss)	937	749	654	1,686	1,346
Net income/(loss) attributable to noncontrolling interests	0	0	7	0	5
Net income/(loss) attributable to shareholders	937	SFr 749	647	1,686	1,341
Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	(313)		(206)	(616)	(389)
Interest expense	318		185	618	350
Net interest income	5		(21)	2	(39)
Commissions and fees	18		32	45	65
Trading revenues	5		17	(1)	49
Other revenues	(1,083)		(711)	(1,909)	(1,412)
Net revenues	(1,055)		(683)	(1,863)	(1,337)
Provision for credit losses	0		0	0	0
Compensation and benefits	210		179	406	352
General and administrative expenses	(361)		(319)	(686)	(628)
Commission expenses	1		0	0	0
Restructuring expenses			30		62
Total other operating expenses	(360)		(289)	(686)	(566)
Total operating expenses	(150)		(110)	(280)	(214)
Income/(loss) before taxes	(905)		(573)	(1,583)	(1,123)
Income tax expense/(benefit)	26		67	(23)	130
Net income/(loss)	(931)		(640)	(1,560)	(1,253)
Net income/(loss) attributable to noncontrolling interests	(4)		(2)	(7)	(4)
Net income/(loss) attributable to shareholders	(927)		(638)	(1,553)	(1,249)
Group parent company
Condensed consolidating statements of operations
Interest and dividend income	311		202	611	384
Interest expense	(322)		(215)	(635)	(410)
Net interest income	(11)		(13)	(24)	(26)
Commissions and fees	5		7	11	14
Trading revenues	(54)		(23)	(64)	9
Other revenues	1,020		696	1,797	1,375
Net revenues	960		667	1,720	1,372
Provision for credit losses	0		0	0	0
Compensation and benefits	30		15	48	32
General and administrative expenses	(7)		4	(14)	(2)
Commission expenses	0		0	0	0
Restructuring expenses			0		0
Total other operating expenses	(7)		4	(14)	(2)
Total operating expenses	23		19	34	30
Income/(loss) before taxes	937		648	1,686	1,342
Income tax expense/(benefit)	0		1	0	1
Net income/(loss)	937		647	1,686	1,341
Net income/(loss) attributable to noncontrolling interests	0		0	0	0
Net income/(loss) attributable to shareholders	937		647	1,686	1,341
Bank
Condensed consolidating statements of operations
Interest and dividend income	5,655		5,094	10,476	9,546
Interest expense	(3,648)		(3,467)	(6,921)	(6,303)
Net interest income	2,007		1,627	3,555	3,243
Commissions and fees	2,904		3,120	5,483	6,126
Trading revenues	231		534	1,087	1,048
Other revenues	534		330	986	779
Net revenues	5,676		5,611	11,111	11,196
Provision for credit losses	25		73	106	121
Compensation and benefits	2,305		2,353	4,609	4,701
General and administrative expenses	1,763		1,735	3,508	3,558
Commission expenses	313		328	627	672
Restructuring expenses			145		257
Total other operating expenses	2,076		2,208	4,135	4,487
Total operating expenses	4,381		4,561	8,744	9,188
Income/(loss) before taxes	1,270		977	2,261	1,887
Income tax expense/(benefit)	339		330	701	629
Net income/(loss)	931		647	1,560	1,258
Net income/(loss) attributable to noncontrolling interests	4		9	7	9
Net income/(loss) attributable to shareholders	927		638	1,553	1,249
Bank | Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations
Interest and dividend income	1,016		1,048	2,014	1,996
Interest expense	(1,096)		(1,081)	(2,158)	(2,070)
Net interest income	(80)		(33)	(144)	(74)
Commissions and fees	912		924	1,616	1,827
Trading revenues	221		177	426	461
Other revenues	512		417	996	726
Net revenues	1,565		1,485	2,894	2,940
Provision for credit losses	3		1	9	1
Compensation and benefits	698		741	1,430	1,444
General and administrative expenses	459		463	908	881
Commission expenses	44		58	95	124
Restructuring expenses			89		149
Total other operating expenses	503		610	1,003	1,154
Total operating expenses	1,201		1,351	2,433	2,598
Income/(loss) before taxes	361		133	452	341
Income tax expense/(benefit)	140		24	180	63
Net income/(loss)	221		109	272	278
Net income/(loss) attributable to noncontrolling interests	3		4	3	4
Net income/(loss) attributable to shareholders	218		105	269	274
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	4,639		4,046	8,462	7,550
Interest expense	(2,552)		(2,386)	(4,763)	(4,233)
Net interest income	2,087		1,660	3,699	3,317
Commissions and fees	1,992		2,196	3,867	4,299
Trading revenues	10		357	661	587
Other revenues	22		(87)	(10)	53
Net revenues	4,111		4,126	8,217	8,256
Provision for credit losses	22		72	97	120
Compensation and benefits	1,607		1,612	3,179	3,257
General and administrative expenses	1,304		1,272	2,600	2,677
Commission expenses	269		270	532	548
Restructuring expenses			56		108
Total other operating expenses	1,573		1,598	3,132	3,333
Total operating expenses	3,180		3,210	6,311	6,590
Income/(loss) before taxes	909		844	1,809	1,546
Income tax expense/(benefit)	199		306	521	566
Net income/(loss)	710		538	1,288	980
Net income/(loss) attributable to noncontrolling interests	1		5	4	5
Net income/(loss) attributable to shareholders	SFr 709		SFr 533	SFr 1,284	SFr 975